UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22951)

FundX Investment Trust
(Exact name of registrant as specified in charter)

235 Montgomery Street, Suite 1049
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jason Browne
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

(Name and address of agent for service)

(415) 248-8366
Registrant's telephone number, including area code

Date of fiscal year end: September  30

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMESTS AT JUNE 30, 2015 (UNAUDITED)

Shares			Value
		Investment Companies: 99.8%
		Aggressive Funds: 30.1%
210,759		Alger Capital Appreciation Institutional Fund	$6,027,708
85,837		American Century Select Fund	5,234,335
51,650		AMG Managers Brandywine Fund *	1,962,697
71,952		Fidelity OTC Portfolio	5,987,161
23,200		iShares China LargeCap ETF	1,069,520
15,000		iShares Nasdaq Biotechnology ETF	5,534,550
38,453		Janus Enterprise Fund	3,546,154
100,263		Janus Global Life Sciences Fund	6,248,388
126,049		Janus Research Fund	5,710,035
210,187		Matthews Asia Dividend Fund	3,571,070
73,800		PowerShares Dynamic Pharmaceuticals Portfolio	5,781,492
123,400		PowerShares QQQ Trust Series 1	13,212,438
184,716		PRIMECAP Odyssey Aggressive Growth Fund	6,470,602
91,874		T. Rowe Price Health Sciences Fund, Inc.	7,512,500
34,900		Vanguard MidCap Growth ETF	3,719,293
22,900		WisdomTree Japan Hedged Equity Fund	1,309,880
		Total Aggressive Funds	82,897,823
		Core Funds: 69.7%
441,250		AB Large Cap Growth Fund, Inc.	18,938,446
315,000		Deutsche X-trackers MSCI EAFE Hedged Equity ETF	9,015,300
210,821		Fidelity Growth Strategies Fund	7,241,714
494,786		Goldman Sachs Capital Growth Fund ^	13,858,966
333,809		Hartford Growth Opportunities Fund	14,821,121
161,600		iShares S&P 500 Growth ETF	18,399,776
362,802		Janus Fund	14,167,421
53,373		JPMorgan Disciplined Equity Fund	1,288,946
182,161		Nicholas Fund, Inc.	12,835,043
222,601		Olstein All Cap Value Fund	5,551,678
191,096		Parnassus Endeavor Fund	5,987,052
1,761,681		PIMCO International StocksPLUS AR Strategy Fund	13,970,128
671,062		Vanguard Capital Value Fund	9,428,427
1,266,603		Vanguard FTSE Social Index Fund	17,187,809
145,600		Vanguard Growth ETF	15,586,480
170,200		Vanguard Mega Cap Growth ETF	14,119,792
		Total Core Funds	192,398,099
		Total Investment Companies
		(Cost $257,354,673)	275,295,922

		Short-Term Investments: 0.2%
542,023		Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% #	542,023
		Total Short-Term Investments
		(Cost $542,023)	542,023

		Total Investments: 100.0%
		(Cost $257,896,696)	275,837,945
		Liabilities in Excess of Other Assets: (0.0)%	(42,294)
		Net Assets: 100.0%	$275,795,651

	*	Non-income producing
	#	Annualized seven-day yield as of June 30, 2015.
	^	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the
		portion of all such illiquid securities is $3,262,783 (representing 1.2% of net assets). See note 2 of the financial statements.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$257,896,696
Gross unrealized appreciation	19,856,898
Gross unrealized depreciation	(1,915,649)
Net unrealized appreciation	$17,941,249

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMESTS AT JUNE 30, 2015 (UNAUDITED)

Shares		Value
	Investment Companies: 99.9%
	Aggressive Funds: 99.9%
146,800	Alger Capital Appreciation Institutional Fund	$4,198,493
85,242	American Century Select Fund	5,198,050
33,859	AMG Managers Brandywine Fund *	1,286,657
29,269	Dreyfus Active MidCap Fund	1,724,232
51,223	Fidelity OTC Portfolio	4,262,234
39,300	iShares China LargeCap ETF	1,811,730
14,800	iShares Nasdaq Biotechnology ETF	5,460,756
50,498	Janus Global Life Sciences Fund	3,147,023
118,535	Janus Research Fund	5,369,654
112,158	Legg Mason Opportunity Trust	2,482,057
199,639	Matthews Asia Dividend Fund	3,391,867
113,994	Matthews India Fund	3,211,204
65,600	Powershares Dynamic Pharmaceuticals Portfolio	5,139,104
87,800	PowerShares QQQ Trust Series 1	9,400,746
101,695	PRIMECAP Odyssey Aggressive Growth Fund	3,562,384
22,280	T. Rowe Price Health Sciences Fund, Inc.	1,821,854
24,350	Vanguard MidCap Growth ETF	2,594,980
56,000	WisdomTree Japan Hedged Equity Fund	3,203,200
	Total Aggressive Funds	67,266,225
	Total Investment Companies
	(Cost $59,167,706)	67,266,225

	Total Investments: 99.9%
	(Cost $59,167,706)	67,266,225
	Other Assets in Excess of Liabilities: 0.1%	99,901
	Net Assets: 100.0%	$67,366,126

*	Non-income producing

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

	Cost of investments	$59,167,706
	Gross unrealized appreciation	8,435,517
	Gross unrealized depreciation	(336,998)
	Net unrealized appreciation	$8,098,519

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMESTS AT JUNE 30, 2015 (UNAUDITED)

Shares			Value
		Investment Companies: 99.8%
		Core Funds: 59.8%
77,644		AB Large-Cap Growth Fund, Inc.	$3,332,492
56,300		Deutsche X-trackers MSCI EAFE Hedged Equity ETF	1,611,306
105,903		Fidelity Growth Strategies Fund	3,637,755
109,035		Goldman Sachs Capital Growth Fund	3,054,078
40,984		Hartford Growth Opportunities Fund	1,819,672
24,700		iShares S&P 500 Growth ETF	2,812,342
55,494		Janus Fund	2,167,041
46,300		Nicholas Fund, Inc.	3,262,335
62,358		Olstein All Cap Value Fund	1,555,215
41,574		Parnassus Endeavor Fund	1,302,515
140,268		PIMCO StocksPLUS International Fund	1,112,325
234,259		Vanguard FTSE Social Index Fund	3,178,891
23,200		Vanguard Growth ETF	2,483,560
32,800		Vanguard Mega Cap Growth ETF	2,721,088
		Total Core Funds	34,050,615
		Total Return Funds: 10.1%
187,439		Fidelity Real Estate Income Fund	2,155,544
44,616		Gateway Fund	1,329,117
36,577		Vanguard Wellesley Income Fund	2,224,989
		Total Total Return Funds	5,709,650
		Bond Funds: 29.9%
205,475		DoubleLine Core Fixed Income Fund	2,241,730
191,177		DoubleLine Total Return Bond Fund	2,078,095
57,426		Dreyfus/Standish Global Fixed Income Fund	1,227,196
129,005		Fidelity Advisor High Income Advantage Fund	1,311,983
182,959		Fidelity Capital & Income Fund	1,796,653
48,055		Guggenheim Total Return Bond Fund	1,281,616
111,072		PIMCO Foreign Bond Fund	1,168,477
138,872		PIMCO Income Fund	1,716,460
200,138		PIMCO Investment Grade Corporate Bond Fund	2,089,442
19,800		PIMCO Total Return Active ETF	2,118,600
		Total Bond Funds	17,030,252
		Total Investment Companies
		(Cost $56,327,241)	56,790,517

		Short-Term Investments: 0.0%
11,552		Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% #	11,552
		Total Short-Term Investments
		(Cost $11,552)	11,552

		Total Investments: 99.8%
		(Cost $56,338,793)	56,802,069
		Other Assets in Excess of Liabilities: 0.2%	127,277
		Net Assets: 100.0%	$56,929,346

	#	Annualized seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$56,338,793
Gross unrealized appreciation	1,353,786
Gross unrealized depreciation	(890,510)
Net unrealized appreciation	$463,276

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMESTS AT JUNE 30, 2015 (UNAUDITED)

Shares		Value
	Investment Companies: 99.8%
	Intermediate Term Bond Funds: 23.3%
1,144,001	DoubleLine Core Fixed Income Fund	$12,481,055
989,760	DoubleLine Total Return Bond Fund	10,758,685
655,127	PIMCO Investment Grade Corporate Bond Fund	6,839,525
	Total Intermediate Term Bond Funds	30,079,265
	Strategic Bond Funds: 24.6%
379,858	Guggenheim Total Return Bond Fund	10,130,819
517,469	Osterweis Strategic Income Fund	5,940,547
638,246	PIMCO Income Fund	7,888,724
73,300	PIMCO Total Return Active ETF	7,843,100
	Total Strategic Bond Funds	31,803,190
	High Yield Bond Funds: 13.4%
518,673	Fidelity Advisor High Income Advantage Fund	5,274,906
1,221,118	Fidelity Capital & Income Fund	11,991,376
	Total High Yield Bond Funds	17,266,282
	World Bond Funds: 16.3%
374,697	Dreyfus/Standish Global Fixed Income Fund	8,007,283
852,254	PIMCO Foreign Bond Fund	8,965,709
400,527	PIMCO Global Bond Fund	4,073,358
	Total World Bond Funds	21,046,350
	Total Return Funds: 22.2%
854,197	Fidelity Real Estate Income Fund	9,823,267
221,653	Gateway Fund	6,603,047
201,176	Vanguard Wellesley Income Fund	12,237,506
	Total Total Return Funds	28,663,820
	Total Investment Companies
	(Cost $129,824,686)	128,858,907
	Total Investments: 99.8%
	(Cost $129,824,686)	128,858,907
	Other Assets in Excess of Liabilities: 0.2%	200,696
	Net Assets: 100.0%	$129,059,603

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

	Cost of investments	$129,824,686
	Gross unrealized appreciation	1,408,560
	Gross unrealized depreciation	(2,374,339)
	Net unrealized depreciation	$(965,779)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMESTS AT JUNE 30, 2015 (UNAUDITED)

Shares			Value
		Investment Companies: 98.5%
		Aggressive Funds: 19.1%
12,000		iShares China LargeCap ETF	$553,200
13,900		iShares MSCI EAFE SmallCap ETF	709,178
1,500		iShares Nasdaq Biotechnology ETF	553,455
4,400		iShares Russell 2000 Growth ETF	680,152
9,622		Janus Global Life Sciences Fund	599,660
43,752		Matthews Asia Dividend Fund	743,346
20,469		Oppenheimer International Small Co. Fund	739,356
20,100		Powershares QQQ Trust Series 1	2,152,107
9,700		WisdomTree Japan Hedged Equity Fund	554,840
		Total Aggressive Funds	7,285,294
		Core Funds: 75.8%
144,500		Deutsche X-trackers MSCI EAFE Hedged Equity ETF	4,135,590
28,100		iShares Core S&P MidCap ETF	4,214,438
52,500		iShares Russell 1000 Growth ETF	5,198,025
37,850		iShares S&P 500 Growth ETF	4,309,601
48,138		Janus Fund	1,879,783
233,881		PIMCO StocksPLUS International Fund	1,854,674
34,500		Vanguard Growth ETF	3,693,225
44,300		Vanguard Mega Cap Growth ETF	3,675,128
		Total Core Funds	28,960,464
		Total Return Funds: 3.6%
50,121		T. Rowe Price Capital Appreciation Fund	1,358,284
		Total Total Return Funds	1,358,284
		Total Investment Companies
		(Cost $36,983,848)	37,604,042
		Short-Term Investments: 6.3%
2,415,424		Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% #	2,415,424
		Total Short-Term Investments
		(Cost $2,415,424)	2,415,424
		Total Investments: 104.8%
		(Cost $39,399,272)	40,019,466
		Liabilities in Excess of Other Assets: (4.8)%	(1,832,044)
		Net Assets: 100.0%	$38,187,422

	#	Annualized seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

		Cost of investments	$39,399,272
		Gross unrealized appreciation	1,145,413
		Gross unrealized depreciation	(525,219)
		Net unrealized appreciation	$620,194

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FUNDX FLEXIBLE TOTAL RETURN FUND^

SCHEDULE OF INVESTMESTS AT JUNE 30, 2015 (UNAUDITED)

Shares		Value
	Investment Companies: 99.7%
	Total Return Funds: 47.0%
71,598	ASG Global Alternatives Fund	$808,336
59,776	Cohen & Steers Preferred Securities & Income Fund, Inc.	810,565
49,924	Fidelity Balanced Fund	1,158,741
52,986	Fidelity Puritan Fund	1,161,460
55,968	Fidelity Real Estate Income Fund	643,636
32,209	Forward Select Income Fund	806,827
86,365	Pioneer Flexible Opportunities Fund	1,150,388
79,309	Principal Preferred Securities Fund	806,575
43,025	T. Rowe Price Capital Appreciation Fund	1,165,973
10,496	Vanguard Wellesley Income Fund	638,442
	Total Total Return Funds	9,150,943
	Bond Funds: 52.7%
74,860	DoubleLine Core Fixed Income Fund	816,719
79,822	DoubleLine Total Return Bond Fund	867,666
30,474	Dreyfus/Standish Global Fixed Income Fund	651,224
79,780	Fidelity Advisor High Income Advantage Fund	811,367
83,351	Fidelity Capital & Income Fund	818,510
44,402	Guggenheim Total Return Bond Fund	1,184,190
155,851	Lord Abbett High Yield Fund	1,175,118
103,107	Osterweis Strategic Income Fund	1,183,672
78,918	PIMCO Foreign Bond Fund	830,213
72,172	PIMCO Investment Grade Corporate Bond Fund	753,476
11,000	PIMCO Total Return Active ETF	1,177,000
	Total Bond Funds	10,269,155
	Total Investment Companies
	(Cost $19,631,987)	19,420,098
	Total Investments: 99.7%
	(Cost $19,631,987)	19,420,098
	Other Assets in Excess of Liabilities: 0.3%	55,899
	Net Assets: 100.0%	$19,475,997

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

	Cost of investments	$19,631,987
	Gross unrealized appreciation	96,311
	Gross unrealized depreciation	(308,200)
	Net unrealized depreciation	$(211,889)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

^Effective 1/30/2015, the Fund changed its name from FundX Tactical Total Return Fund to FundX
Flexible Total Return Fund.

Summary of Fair Value Disclosure
June 30, 2015 (Unaudited)

The Funds may utilize various methods to measure the fair value of some of their instruments.  U.S. GAAP establises a hierachy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

FundX Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$275,295,922	$-	$-	$275,295,922
Short-Term Investments	542,023	-	-	542,023
Total Investments in Securities	$275,837,945	$-	$-	$275,837,945

FundX Aggressive Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$67,266,225	$-	$-	$67,266,225
Total Investments in Securities	$67,266,225	$-	$-	$67,266,225

FundX Conservative Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$56,790,517	$-	$-	$56,790,517
Short-Term Investments	11,552	-	-	11,552
Total Investments in Securities	$56,802,069	$-	$-	$56,802,069

FundX Flexible Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$128,858,907	$-	$-	$128,858,907
Total Investments in Securities	$128,858,907	$-	$-	$128,858,907

FundX Tactical Upgrader Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$37,604,042	$-	$-	$37,604,042
Short-Term Investments	2,415,424	-	-	2,415,424
Total Investments in Securities	$40,019,466	$-	$-	$40,019,466

FundX Flexible Total Return Fund
Description	Level 1	Level 2	Level 3	Total
Investment Companies	$19,420,098	$-	$-	$19,420,098
Total Investments in Securities	$19,420,098	$-	$-	$19,420,098

None of the Funds had transfer into or out of Levels 1 and 2 during the period ended June 30, 2015. The Funds recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FundX Investment Trust

By /s/ Jason Browne
      Jason Browne, President
      (Principal Executive Officer)

Date   8/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason Browne
      Jason Browne, President
      (Principal Executive Officer)

Date   8/26/2015

By /s/ Sean McKeon
      Sean McKeon, Treasurer
      (Principal Financial Officer)

Date 8/25/2015